Risk and Capital Management (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial Instrument Assets	R$ 2,512,603	R$ 2,239,214
At Amortized Cost	1,752,106	1,540,821
Interbank deposits	66,931	51,007
Securities purchased under agreements to resell	243,220	238,321
Securities	327,507	260,743
Loan and lease operations	1,025,493	910,590
Other financial assets	136,713	127,699
(-) Provision for Expected Loss	(47,758)	(47,539)
At Fair Value through Other Comprehensive Income	106,303	130,039
Securities	106,303	130,039
At Fair Value Through Profit or Loss	654,194	568,354
Securities	560,143	511,752
Derivatives	92,439	55,251
Other financial assets	1,612	1,351
Financial liabilities - provision for expected loss	4,928	4,198
Loan Commitments	3,940	3,311
Financial Guarantees	988	887
Off balance sheet	696,659	553,550
Financial Guarantees	123,915	102,622
Letters of credit to be released	72,930	20,850
Loan commitments	499,814	430,078
Mortgage loans	21,136	16,368
Overdraft accounts	187,426	171,725
Credit cards	233,050	192,438
Other pre-approved limits	58,202	49,547
Credit risk exposure	3,204,334	2,788,566
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Financial Instrument Assets	583,321	466,854
At Amortized Cost	412,007	334,680
Interbank deposits	40,222	28,759
Securities purchased under agreements to resell	4,627	2,665
Securities	24,908	33,511
Loan and lease operations	316,576	252,119
Other financial assets	33,002	25,144
(-) Provision for Expected Loss	(7,328)	(7,518)
At Fair Value through Other Comprehensive Income	75,035	76,909
Securities	75,035	76,909
At Fair Value Through Profit or Loss	96,279	55,265
Securities	26,256	14,710
Derivatives	70,023	40,555
Financial liabilities - provision for expected loss	630	492
Loan Commitments	292	249
Financial Guarantees	338	243
Off balance sheet	86,714	68,033
Financial Guarantees	28,025	19,209
Loan commitments	58,689	48,824
Credit cards	4,703	3,297
Other pre-approved limits	53,986	45,527
Credit risk exposure	669,405	534,395
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Financial Instrument Assets	1,929,282	1,772,360
At Amortized Cost	1,340,099	1,206,141
Interbank deposits	26,709	22,248
Securities purchased under agreements to resell	238,593	235,656
Securities	302,599	227,232
Loan and lease operations	708,917	658,471
Other financial assets	103,711	102,555
(-) Provision for Expected Loss	(40,430)	(40,021)
At Fair Value through Other Comprehensive Income	31,268	53,130
Securities	31,268	53,130
At Fair Value Through Profit or Loss	557,915	513,089
Securities	533,887	497,042
Derivatives	22,416	14,696
Other financial assets	1,612	1,351
Financial liabilities - provision for expected loss	4,298	3,706
Loan Commitments	3,648	3,062
Financial Guarantees	650	644
Off balance sheet	609,945	485,517
Financial Guarantees	95,890	83,413
Letters of credit to be released	72,930	20,850
Loan commitments	441,125	381,254
Mortgage loans	21,136	16,368
Overdraft accounts	187,426	171,725
Credit cards	228,347	189,141
Other pre-approved limits	4,216	4,020
Credit risk exposure	R$ 2,534,929	R$ 2,254,171